UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

INVESTED PORTFOLIOS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200
(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 to June 30, 2020

INVESTED AGGRESSIVE PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd Aggressive Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED BALANCED PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd Balanced Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED CONSERVATIVE PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd Conservative Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED FIXED INCOME PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd Fixed Income Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED GROWTH PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd Growth Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

INVESTED INCOME PORTFOLIO

Proxy Voting Record

There was no proxy voting for InvestEd Income Portfolio, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTED PORTFOLIOS
(Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Assistant Secretary

Date: August 31, 2020

By:	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date: August 31, 2020